ACCOUNTS PAYABLE (Tables)	12 Months Ended
Nov. 30, 2022
Disclosure Of Detail Information About Accounts Payable [Abstract]
Disclosure of accounts payable [Table Text Block]
	November 30, 2022	November 30, 2021

Professional fees	$382,805	$92,078
Funds to be returned to investors	43,046	43,046
Due to former shareholder of Tetra (Note 3, 19)	-	222,771
Advertising costs	34,705	42,241
Payroll	268,610	33,173
Development costs	168,925	123,334
Bank overdraft	16,036	-
VAT Payable	61,262	4,735
Purchases	2,121	-
Rent	1,822	-
Others	84,531	47,007
	$1,063,863	$608,385